Cash Flow and Cash Equivalent Information (Details 3) $ in Thousands	Jun. 30, 2018 ARS ($) [1]
Cash Flow and Cash Equivalents [Abstract]
Trade and other receivables	$ (80,816)
Income tax and minimum presumed income tax credits	(236)
Investment properties	(261,971)
Property, plant and equipment	(469)
Salaries and social security costs	5,598
Deferred income tax	32,965
Income tax and minimum presumed income tax liabilities	2,961
Trade and other payables	244,943
Provisions	1,003
Total net non-cash assets acquired	(56,022)
Goodwill	(184,393)
Non-controlling interest	16,742
Total net assets acquired	(223,673)
Financed amount	85,126
Inflation adjustment	23,811
Acquisition of subsidiaries, net of cash acquired	$ (114,736)

[1]	Corresponds to the incorporation of La Arena S.A..